Document and Entity Information	Oct. 29, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	BOSTON BEER CO INC
Amendment Flag	false
Entity Central Index Key	0000949870
Document Type	8-K
Document Period End Date	Oct. 29, 2019
Entity Incorporation State Country Code	MA
Entity File Number	001-14092
Entity Tax Identification Number	04-3284048
Entity Address, Address Line One	One Design Center Place
Entity Address, Address Line Two	Suite 850
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	368-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock. $0.01 par value [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Class A Common Stock. $0.01 par value
Trading Symbol	SAM
Class B Common Stock, $0.01 par value [Member]
Document And Entity Information [Line Items]
No Trading Symbol Flag	true
Security Exchange Name	NONE
Security 12b Title	Class B Common Stock, $0.01 par value